INVESTMENTS AND SUNDRY ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
INVESTMENTS AND SUNDRY ASSETS
Deferred transition and setup costs and other deferred arrangements	$ 1,497	$ 1,624
Derivatives - noncurrent	594	702
Alliance investments - equity method	85	82
Alliance investments - non-equity method	19	393
Prepaid software	230	273
Long-term deposits	267	256
Other receivables	416	516
Employee benefit-related	272	273
Prepaid income taxes	477	496
Other assets	729	571
Total	$ 4,585	$ 5,187